Investments - Schedule of Business Combinations Effect on Consolidated Financial Statements (Details) - C E M I G Sim [Member] - BRL (R$) R$ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
UFVs Photovoltaic Power Plants [Member]
IfrsStatementLineItems [Line Items]
Revenue of acquiree since acquisition date		R$ 42,784
Profit (loss) of acquiree since acquisition date		R$ 4,921
Photovoltaic Plants [Member]
IfrsStatementLineItems [Line Items]
Revenue of acquiree since acquisition date	R$ 3
Profit (loss) of acquiree since acquisition date	R$ 2